Capital and Reserves - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
		May 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018
Disclosure of classes of share capital [Line Items]
Number of shares purchased from open market					144,131
Shares purchased from open market, value					$ 2,050	$ 11,093
Gross proceeds from issue of shares		$ 330,000
Net proceeds from issuance of shares		325,861
Share issuance cost		$ 4,139
Par value per share					$ 0.0005	$ 0.0005
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued as part of acquisition	[1]				38,971,539
Number of shares issued to existing shareholders		3,666,667
Stock issued price, per share		$ 36
Par value per share							$ 0.0005
Class B Shares [Member] | Ibibo Group Holdings (Singapore) Pte. Ltd. [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued as part of acquisition			38,971,539
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Number of own shares reissued upon conversion of convertible notes	[1]				659,939
Number of shares issued upon conversion of convertible notes	[1]				9,197,089
Number of shares issued as part of acquisition	[1]				413,035
Number of shares purchased from open market	[1]				144,131
Number of shares issued through private placement offering		5,500,000
Number of shares issued to existing shareholders		916,666
Stock issued price, per share		$ 36
Par value per share							$ 0.0005
Ordinary shares [member] | Ibibo Group Holdings (Singapore) Pte. Ltd. [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued as part of acquisition			413,035
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Number of own shares reissued upon conversion of convertible notes				659,939
Number of shares issued upon conversion of convertible notes				9,197,089

[1]	Par value of USD 0.0005 per share